13. Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Deposits from customers [abstract]
Schedule of deposits
	2020	2019
Court deposits	667,565	841,746
Maintenance deposits	1,032,418	830,282
Deposits in guarantee for leases agreements	358,472	296,327
Total	2,058,455	1,968,355